UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22762

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

(Exact name of registrant as specified in charter)

301 E. Colorado Boulevard, Suite 720

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

R. Eric Chadwick

Flaherty & Crumrine Incorporated

301 E. Colorado Boulevard, Suite 720

Pasadena, CA 91101

(Name and address of agent for service)

Registrant’s telephone number, including area code:      626-795-7300

Date of fiscal year end:   November 30

Date of reporting period:    February 29, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

FLAHERTY & CRUMRINE DYNAMIC PREFERRED AND INCOME FUND

To the Shareholders of Flaherty & Crumrine Dynamic Preferred and Income Fund (“DFP”):

Increased volatility was a common theme in most markets during the first fiscal quarter1, and the preferred securities market was no exception. Total return2 on net asset value (“NAV”) was -3.3% for the quarter, while total return on market price was 0.6%.

As we mentioned in our last letter, markets entered a new phase with “liftoff” in December. The Federal Reserve’s 0.25% hike in short-term interest rates was its first step in slowly removing unprecedented levels of monetary accommodation. However, other parts of the world, notably Europe and Japan, are still easing monetary policy by increasing quantitative easing (QE) programs and pushing short-term interest rates into negative territory. With concerns over economic growth in China adding to the equation, investors are struggling to figure out how all the pieces fit together going forward. Understandably, markets are factoring in a possibility of policy mistakes along the way, as these are uncharted territories for everyone. The result has been increased volatility in most markets, including commodities (oil, natural gas, and metals), stocks, U.S. Treasuries, corporate bonds, and preferred securities.

Reduced probabilities for future rate increases in the U.S., and negative rates in some regions, triggered an absolute rout in bank common stocks—with the average U.S. bank stock returning -20% during the fiscal period. Preferred securities fared much better but cheapened in sympathy (as did more-senior bank securities). Bank earnings should benefit from higher interest rates, but any upside to future earnings that investors had been hoping for (and pricing into stock prices) has been scaled back from earlier projections.

European bank common stocks were among the worst performers, and this had a related impact on the contingent capital securities market (these “CoCos” are the non-U.S. version of preferreds). Deutsche Bank was in the headlines yet again—this time with concerns about its ability to pay coupons on CoCos and preferred securities. The market reacted very negatively, and CoCo prices were dragged down substantially across the board. Once again, U.S. preferreds fared better but still cheapened in sympathy.

There is a lot for investors in all markets to consider, but as it relates to preferreds, we suggest taking a step back to reflect on a longer-term view of favorable fundamentals.

Bank earnings are certainly important to investors, since dividends are paid out of earnings and profits. However, growth in earnings, while critical to common stock valuation, is not a critical determinant of creditworthiness and preferred-stock valuation. We focus much more on a bank’s capital—on its ability to absorb losses while still being able to pay preferred dividends—than on earnings growth. On this front, the news is positive as the common equity capital at banks in which we invest continues to build, which supports debt and preferred stock that are senior to common equity.

[1]	December 1, 2015—February 29, 2016
[2]	Following the methodology required by the Securities and Exchange Commission, total return assumes dividend reinvestment.

Low interest rates will have mixed implications for both issuers of and investors in preferred securities, but overall they should benefit prices of preferred securities as a global search for yield continues. We also believe recent concerns around CoCos (which represented 1.7% of the Fund as of period end) will turn out to be noise, as issuers and regulators consider CoCos a necessary market that they are loath to damage by not paying coupons.

Global economic recovery will be slow, and policy mistakes are likely to be made. As we have said before, income (coupons) can make up for quite a bit of principal change over time—and preferreds continue to offer higher yields than many other fixed-income securities. While volatility may be with us for some time, and the ride may be bumpy, we believe total returns will be competitive over time for preferred investors.

As always, we encourage you to visit the Fund’s website, www.preferredincome.com for timely and important information.

Sincerely,

The Flaherty & Crumrine Portfolio Management Team

March 31, 2016

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OVERVIEW

February 29, 2016 (Unaudited)

Fund Statistics

Net Asset Value	$23.14

Market Price	$22.64

Discount	2.16%

Yield on Market Price	8.48%

Common Stock Shares Outstanding	19,156,782

Moody’s Ratings*	% of Net Assets†

A	2.7%

BBB	56.4%

BB	29.4%

Below “BB”	3.5%

Not Rated**	6.2%

Below Investment Grade***	35.0%

*	Ratings are from Moody’s Investors Service, Inc. “Not Rated” securities are those with no ratings available from Moody’s.
**	Does not include net other assets and liabilities of 1.8%.
***	Below investment grade by all of Moody’s, S&P, and Fitch.

Industry Categories	% of Net Assets†

Top 10 Holdings by Issuer	% of Net Assets†

Citigroup	4.8%

Liberty Mutual Group	4.6%

Bank of America Corporation	4.3%

MetLife	4.1%

PNC Financial Services Group	3.7%

Fifth Third Bancorp	3.7%

Morgan Stanley	3.7%

M&T Bank Corporation	3.4%

JPMorgan Chase	3.3%

Prudential Financial	3.2%

% of Net Assets****†

Holdings Generating Qualified Dividend Income (QDI) for Individuals	64%

Holdings Generating Income Eligible for the Corporate Dividends Received Deduction (DRD)	49%

****	This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.
†	Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS

February 29, 2016 (Unaudited)

Shares/$ Par		Value

Preferred Securities — 95.7%
	Banking — 52.1%
7,000	AgStar Financial Services ACA, 6.75%, 144A****	$7,758,625	*(1)
103,166	Astoria Financial Corp., 6.50%, Series C	2,688,764	*(1)
	Bank of America Corporation:
$9,107,000	6.50%, Series Z	9,300,524	*(1)
$7,350,000	8.00%, Series K	7,359,187	*(1)
$13,105,000	8.125%, Series M	13,121,381	*(1)
60,000	Barclays Bank PLC, 7.10%, Series 3	1,500,000	**(2)
$7,800,000	BNP Paribas, 7.375%, 144A****	7,302,750	**(1)(2)
41,704	Capital One Financial Corporation, 6.70%, Series D	1,107,762	*
	Citigroup, Inc.:
1,170,807	6.875%, Series K	31,172,736	*(1)
65,022	7.125%, Series J	1,733,246	*
$5,000,000	Citizens Financial Group, Inc., 5.50%,144A****	4,690,000	*(1)
	CoBank ACB:
38,100	6.20%, Series H, 144A****	3,821,906	*
3,450	6.25%, Series F, 144A****	355,781	*
893,035	Fifth Third Bancorp, 6.625%, Series I	25,312,005	*(1)
5,000	First Horizon National Corporation, 6.20%, Series A	127,656	*
34,219	First Niagara Financial Group, Inc., 8.625%, Series B	904,665	*(1)
25,000	First Republic Bank, 6.20%, Series B	670,313	*
	Goldman Sachs Group:
10,000	5.50%, Series J	247,813	*
$1,170,000	5.70%, Series L	1,121,738	*
48,609	5.95%, Series I	1,224,339	*(1)
531,522	6.375%, Series K	14,127,855	*(1)
	HSBC PLC:
$4,458,000	HSBC Capital Funding LP, 10.176%, 144A****	6,470,564	(1)(2)
44,800	HSBC Holdings PLC, 8.00%, Series 2	1,152,202	**(2)
340,800	HSBC USA, Inc., 6.50%, Series H	8,551,967	*(1)
	ING Groep NV:
160,000	6.375%	4,016,000	**(1)(2)
38,082	7.05%	986,564	**(2)
3,201	7.20%	83,426	**(1)(2)
	JPMorgan Chase & Company:
$10,700,000	6.00%, Series R	10,619,750	*(1)
$8,000,000	6.75%, Series S	8,490,000	*(1)
$3,331,000	7.90%, Series I	3,326,836	*
$14,022,000	Lloyds Banking Group PLC, 6.657%, 144A****	15,240,161	**(1)(2)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 29, 2016 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Banking — (Continued)
	M&T Bank Corporation:
$15,425,000	6.450%, Series E	$16,273,375	*(1)
$6,789,000	6.875%, Series D, 144A****	6,818,872	*(1)
	Morgan Stanley:
674,994	6.875%, Series F	18,238,338	*(1)
241,200	7.125%, Series E	6,791,300	*(1)
	PNC Financial Services Group, Inc.:
451,824	6.125%, Series P	12,820,506	*(1)
$11,748,000	6.75%, Series O	12,582,108	*(1)
$8,625,000	RaboBank Nederland, 11.00%, 144A****	10,211,655	(1)(2)
627,170	Regions Financial Corporation, 6.375%, Series B	16,169,258	*(1)
	Royal Bank of Scotland Group PLC:
$4,825,000	RBS Capital Trust II, 6.425%	4,993,875	**(1)(2)
13,000	6.60%, Series S	315,510	**(2)
538,500	7.25%, Series T	13,505,580	**(1)(2)
$5,000,000	Societe Generale SA, 8.00%, 144A****	4,587,345	**(1)(2)
110,317	State Street Corporation, 5.90%, Series D	2,909,611	*(1)
288,008	SunTrust Banks, Inc., 5.875%, Series E	7,407,220	*(1)
97,150	US Bancorp, 6.50%, Series F	2,814,319	*(1)
50,000	Valley National Bancorp, 6.25%, Series A	1,367,500	*
	Wells Fargo & Company:
180,300	5.85%, Series Q	4,614,562	*(1)
$9,025,000	7.98%, Series K	9,295,750	*(1)
	Zions Bancorporation:
10,000	6.30%, Series G	250,625	*
$10,000,000	7.20%, Series J	10,225,000	*(1)

		356,778,825

	Financial Services — 0.8%
60,000	Charles Schwab Corporation, 6.00%, Series C	1,548,750	*
	Deutsche Bank:
89,000	Deutsche Bank Contingent Capital Trust III, 7.60%	2,163,813	**(1)(2)
8,103	Deutsche Bank Contingent Capital Trust V, 8.05%	203,335	**(1)(2)
	HSBC PLC:
72,515	HSBC Finance Corporation, 6.36%, Series B	1,817,407	*

		5,733,305

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 29, 2016 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Insurance — 27.8%
390,981	Allstate Corp., 6.625%, Series E	$10,764,215	*(1)
	American International Group:
$280,000	AIG Life Holdings, Inc., 7.57%, 144A****	336,700
$497,000	AIG Life Holdings, Inc., 8.125%, 144A****	647,343
$350,000	American International Group, Inc., 8.175% 05/15/58	437,500
$1,010,000	Aon Corporation, 8.205% 01/01/27	1,229,675
317,980	Arch Capital Group, Ltd., 6.75%, Series C	8,555,665	**(1)(2)
4,500	Aspen Insurance Holdings Ltd., 7.401%	110,110	**(2)
	AXA SA:
$6,550,000	6.379%, 144A****	6,821,497	**(1)(2)
$8,500,000	8.60% 12/15/30	11,071,250	(1)(2)
646,952	Axis Capital Holdings Ltd., 6.875%, Series C	17,063,359	**(1)(2)
6,000	Delphi Financial Group, 7.376% 05/15/37	149,625
	Endurance Specialty Holdings:
47,000	6.35%, Series C	1,234,690	**(2)
181,000	7.50%, Series B	4,598,540	**(2)
$988,000	Everest Re Holdings, 6.60% 05/15/37	852,150	(1)
137,500	Hartford Financial Services Group, Inc., 7.875%	4,391,406
	Liberty Mutual Group:
$17,950,000	7.80% 03/15/37, 144A****	19,677,688	(1)
$8,195,000	10.75% 06/15/58, 144A****	11,903,238	(1)
	MetLife:
$3,759,000	MetLife, Inc., 10.75% 08/01/39	5,563,320	(1)
$17,200,000	MetLife Capital Trust X, 9.25% 04/08/38, 144A****	22,403,000	(1)
	PartnerRe Ltd.:
77,450	5.875%, Series F	2,013,700	**(2)
37,556	6.50%, Series D	1,036,313	**(2)
252,464	7.25%, Series E	7,274,119	**(1)(2)
	Prudential Financial, Inc.:
$5,574,000	5.625% 06/15/43	5,514,080	(1)
$6,375,000	5.875% 09/15/42	6,478,721	(1)
$9,070,000	8.875% 06/15/38	9,939,813	(1)
	QBE Insurance:
$10,900,000	QBE Capital Funding III Ltd., 7.25% 05/24/41, 144A****	11,908,250	(1)(2)
	Unum Group:
$1,750,000	Provident Financing Trust I, 7.405% 03/15/38	2,019,341

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 29, 2016 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Insurance — (Continued)
	W.R. Berkley Corporation:
233,946	5.625%	$5,929,081	(1)
1,530	5.90%	38,173
	XL Group PLC:
$14,850,000	XL Capital Ltd., 6.50%, Series E	10,432,125	(1)(2)

		190,394,687

	Utilities — 2.6%
	Commonwealth Edison:
$2,000,000	COMED Financing III, 6.35% 03/15/33	2,098,354
121,452	Integrys Energy Group, Inc., 6.00%	3,104,617	(1)
	PPL Corp:
$8,500,000	PPL Capital Funding, Inc., 6.70% 03/30/67, Series A	6,380,670	(1)
$5,500,000	Puget Sound Energy, Inc., 6.974% 06/01/67, Series A	4,001,250	(1)
$2,000,000	Southern California Edison Co., 6.25%, Series E	2,181,000	*

		17,765,891

	Energy — 5.7%
$9,780,000	DCP Midstream LLC, 5.85% 05/21/43, 144A****	5,232,300	(1)
$15,133,000	Enbridge Energy Partners LP, 8.05% 10/01/37	10,328,272	(1)
	Enterprise Products Operating L.P.:
$3,675,000	7.034% 01/15/68, Series B	3,600,765	(1)
$3,750,000	8.375% 08/01/66, Series A	2,821,875
367,950	Kinder Morgan, Inc., 9.75%, Series A	16,693,892	*

		38,677,104

	Real Estate Investment Trust (REIT) — 4.4%
425,148	Alexandria Real Estate, 6.45%, Series E	11,092,111	(1)
88,280	Equity CommonWealth, 7.25%, Series E	2,226,316
	National Retail Properties, Inc.:
45,300	5.70%, Series E	1,157,981
127,879	6.625%, Series D	3,316,862

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 29, 2016 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Real Estate Investment Trust (REIT) — (Continued)
	PS Business Parks, Inc.:
22,908	5.70%, Series V	$589,881
20,867	5.75%, Series U	525,222
287,476	6.00%, Series T	7,307,640	(1)
113,810	6.45%, Series S	2,948,396	(1)
47,489	Regency Centers Corporation, 6.625%, Series 6	1,246,586

		30,410,995

	Miscellaneous Industries — 2.3%
	BHP Billiton Limited:
$1,400,000	BHP Billiton Finance U.S.A., Ltd., 6.75% 10/19/75, 144A****	1,354,500	(2)
$3,086,000	General Electric Company, 5.00%, Series D	3,136,148	*(1)
$10,800,000	Land O’ Lakes, Inc., 8.00%, 144A****	11,164,500	*(1)

		15,655,148

	Total Preferred Securities (Cost $663,520,088)	655,415,955

Corporate Debt Securities — 2.4%
	Banking — 1.9%
422,286	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	10,227,260	(1)
100,000	Zions Bancorporation, 6.95% 09/15/28, Sub Notes	2,787,500

		13,014,760

	Communication — 0.4%
107,483	Qwest Corporation, 7.375% 06/01/51	2,717,310

		2,717,310

	Miscellaneous Industries — 0.1%
25,000	eBay, Inc., 6.00% 02/01/56	621,250

		621,250

	Total Corporate Debt Securities (Cost $16,299,932)	16,353,320

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 29, 2016 (Unaudited)

Shares/$ Par		Value
Common Stock — 0.2%
	Energy — 0.2%
63,080	Kinder Morgan, Inc.	$1,141,117	*

		1,141,117

	Total Common Stock (Cost $952,508)	1,141,117

Money Market Fund — 0.6%
	BlackRock Liquidity Funds:
4,505,550	T-Fund, Institutional Class	4,505,550

	Total Money Market Fund (Cost $4,505,550)	4,505,550

Total Investments (Cost $685,278,078***)	98.9%		677,415,942

Other Assets And Liabilities (Net)	1.1%		7,248,932

Total Managed Assets	100.0%	‡	$684,664,874

Loan Principal Balance			(241,300,000)

Total Net Assets Available To Common Stock			$443,364,874

*	Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**	Securities distributing Qualified Dividend Income only.
***	Aggregate cost of securities held.
****	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 29, 2016, these securities amounted to $158,706,675 or 23.2% of total managed assets.
(1)	All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $413,898,608 at February 29, 2016.
(2)	Foreign Issuer.
‡	The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)

For the period from December 1, 2015 through February 29, 2016 (Unaudited)

Value
OPERATIONS:
Net investment income	$8,799,762
Net realized gain/(loss) on investments sold during the period	(228,944)
Change in net unrealized appreciation/(depreciation) of investments	(23,922,045)

Net decrease in net assets resulting from operations	(15,351,227)

DISTRIBUTIONS:
Dividends paid from net investment income to Common Stock Shareholders(2)	(9,195,256)

Total Distributions to Common Stock Shareholders	(9,195,256)

NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
FOR THE PERIOD	$(24,546,483)

NET ASSETS AVAILABLE TO COMMON STOCK:
Beginning of period	$467,911,357
Net decrease in net assets during the period	(24,546,483)

End of period	$443,364,874

(1)

These tables summarize the three months ended February 29, 2016 and should be read in conjunction with the Fund’s audited financial statements, including notes to financial statements, in its Annual Report dated November 30, 2015.

(2)	May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

FINANCIAL HIGHLIGHTS(1)

For the period from December 1, 2015 through February 29, 2016 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$24.43

INVESTMENT OPERATIONS:
Net investment income	0.46
Net realized and unrealized gain/(loss) on investments	(1.27)

Total from investment operations	(0.81)

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.48)

Total distributions to Common Stock Shareholders	(0.48)

Net asset value, end of period	$23.14

Market value, end of period	$22.64

Common Stock shares outstanding, end of period	19,156,782

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	7.80	%*
Operating expenses including interest expense	1.82	%*
Operating expenses excluding interest expense	1.16	%*

SUPPLEMENTAL DATA:††
Portfolio turnover rate	2	%**
Total managed assets, end of period (in 000’s)	$684,665
Ratio of operating expenses including interest expense to total managed assets	1.19	%*
Ratio of operating expenses excluding interest expense to total managed assets	0.76	%*

(1)

These tables summarize the three months ended February 29, 2016 and should be read in conjunction with the Fund’s audited financial statements, including notes to financial statements, in its Annual Report dated November 30, 2015.

*	Annualized.
**	Not annualized.
†	The net investment income ratio reflects income net of operating expenses, including interest expense.
††	Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

FINANCIAL HIGHLIGHTS (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2015	$0.1600	$24.20	$22.90	$22.87
January 29, 2016	0.1600	23.73	23.19	22.85
February 29, 2016	0.1600	23.14	22.64	22.68

(1)

Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Aggregate Information for Federal Income Tax Purposes

At February 29, 2016, the aggregate cost of securities for federal income tax purposes was $691,398,086, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $20,510,936 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $34,493,080.

2.	Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

• Level 1	–	quoted prices in active markets for identical securities
• Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of February 29, 2016 is as follows:

	Total Value at February 29, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Securities
Banking	$356,778,825	$301,432,547	$55,346,278	$—
Financial Services	5,733,305	5,733,305	—	—
Insurance	190,394,687	113,838,117	76,556,570	—
Utilities	17,765,891	9,485,287	8,280,604	—
Energy	38,677,104	23,116,532	15,560,572	—
Real Estate Investment Trust (REIT)	30,410,995	30,410,995	—	—
Miscellaneous Industries	15,655,148	4,490,648	11,164,500	—
Corporate Debt Securities
Banking	13,014,760	13,014,760	—	—
Communication	2,717,310	2,717,310	—	—
Miscellaneous Industries	621,250	621,250	—	—
Common Stock
Energy	1,141,117	1,141,117	—	—
Money Market Fund	4,505,550	4,505,550	—	—

Total Investments	$677,415,942	$510,507,418	$166,908,524	$—

During the reporting period, there were no transfers into Level 1 from Level 2 or into Level 2 from Level 1.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.

Directors

R. Eric Chadwick, CFA

Chairman of the Board

David Gale

Morgan Gust

Karen H. Hogan

Robert F. Wulf, CFA

Officers

R. Eric Chadwick, CFA

Chief Executive Officer and

President

Chad C. Conwell

Chief Compliance Officer,

Vice President and Secretary

Bradford S. Stone

Chief Financial Officer,

Vice President and Treasurer

Roger Ko

Assistant Treasurer

Laurie C. Lodolo

Assistant Compliance Officer,

Assistant Treasurer and

Assistant Secretary

Linda M. Puchalski

Assistant Treasurer

Investment Adviser

Flaherty & Crumrine Incorporated

e-mail: flaherty@pfdincome.com

Servicing Agent

Destra Capital Investments LLC

1-877-855-3434

Questions concerning your shares of Flaherty & Crumrine Dynamic Preferred and Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.
•	If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent ––

BNY Mellon c/o Computershare

P.O. Box 30170

College Station, TX 77842-3170

1-866-351-7446

This report is sent to shareholders of Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Quarterly

Report

February 29, 2016

www.preferredincome.com

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

By (Signature and Title)*	/s/ R. Eric Chadwick
R. Eric Chadwick, Chief Executive Officer and President (principal executive officer)

Date	4/25/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Eric Chadwick
R. Eric Chadwick, Chief Executive Officer and President
(principal executive officer)

Date	4/25/2016

By (Signature and Title)*	/s/ Bradford S. Stone
Bradford S. Stone, Chief Financial Officer, Treasurer and Vice President
(principal financial officer)

Date	4/25/2016

* Print the name and title of each signing officer under his or her signature.